UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities		$ 187,964,816		$ 177,384,196
Total assets in relation to interests in the unconsolidated structured entities		10,372,745		8,512,660
Maximum exposure		10,372,745		8,512,660
Fee income		619,040		561,942
Assets related to investments in subsidiaries held for sale		40,309,257	[1]	0
Banistmo S.A.
UNCONSOLIDATED STRUCTURED ENTITIES
Fee income		7,682
Managed Assets | Banistmo S.A.
UNCONSOLIDATED STRUCTURED ENTITIES
Assets related to investments in subsidiaries held for sale	[1]	9,220,308
Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to interests in the unconsolidated structured entities		62,813		68,710
Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to interests in the unconsolidated structured entities		8,359		8,649
Loans and advances to customers | Loans and advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to interests in the unconsolidated structured entities		10,301,573		8,435,301
Securitizations
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities		599,521		792,368
Total assets in relation to interests in the unconsolidated structured entities		71,172		77,359
Maximum exposure		71,172		77,359
Fee income		2,493		3,065
Securitizations | Fair value through profit or loss | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to interests in the unconsolidated structured entities		62,813		68,710
Securitizations | Fair value through other comprehensive income | Investments
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to interests in the unconsolidated structured entities		8,359		8,649
Managed funds
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets of the entities		187,365,295		176,591,828
Total assets in relation to interests in the unconsolidated structured entities		10,301,573		8,435,301
Maximum exposure		10,301,573		8,435,301
Fee income		616,547		558,877
Managed funds | Loans and advances to customers | Loans and advances
UNCONSOLIDATED STRUCTURED ENTITIES
Total assets in relation to interests in the unconsolidated structured entities		$ 10,301,573		$ 8,435,301

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.